RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)	Feb. 29, 2024 JPY (¥)	Feb. 28, 2026 JPY (¥)
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 557		¥ 1,019,357		¥ 86,934
Contract assets from related parties	20,033		1,573,389		3,126,224
Other receivable	84		18,694		13,074
Accounts payable to a related party	1,206		288,205		188,264
Contract liabilities to related party	4,144				646,603
Other payable to related parties	6		1,547		873
Revenue from related parties	93,807	¥ 14,638,572	13,842,825	¥ 10,040,166
Other income from related parties	29	4,600	4,182
Reimbursement of personnel costs from related parties	430	67,087	71,196	136,775
Reimbursement of personnel costs to related party	111	17,253	8,418	3,354
License fees to related party	6,255	976,048	1,015,686	1,176,289
Other fee payments to related party				750
Honda Motor Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	4		958,698		660
Contract assets from related parties	15,234		1,046,854		2,377,328
Other receivable	17		5,728		2,617
Contract liabilities to related party	4,144				646,603
Other payable to related parties	6		686		873
Revenue from related parties	68,056	10,620,176	10,123,402	8,027,680
Reimbursement of personnel costs from related parties	106	16,542	31,677	20,474
Reimbursement of personnel costs to related party	111	17,253	8,418	3,354
Toyota Motor Corporation [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	107				16,719
Contract assets from related parties	2,339		387,242		365,020
Other receivable	34		11,646		5,246
Other payable to related parties			861
Revenue from related parties	14,320	2,234,568	2,257,986	1,063,292
Reimbursement of personnel costs from related parties	239	37,270	39,519	116,301
Toyota Mapmaster Incorporated [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	4		2,993		634
Other receivable	21				3,285
Accounts payable to a related party	1,206		288,205		188,264
Revenue from related parties	119	18,550	14,094	12,794
License fees to related party	6,255	976,048	1,015,686	1,176,289
Other fee payments to related party				750
Honda Access Corporation [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	311		17,685		48,566
Revenue from related parties	1,040	162,340	213,263	67,050
Honda Development And Manufacturing Of America L L C [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	131		39,981		20,355
Revenue from related parties	1,895	295,659	488,005	321,004
Daihatsu Motor Co [Member]
Related Party Transaction [Line Items]
Contract assets from related parties	1,950		139,293		304,357
Honda Development And Manufacturing Of America L L C. [Member]
Related Party Transaction [Line Items]
Contract assets from related parties	510				79,519
Daihatsu Motor Co Ltd [Member]
Related Party Transaction [Line Items]
Other receivable	12				1,926
Revenue from related parties	8,377	1,307,279	746,075	548,346
Reimbursement of personnel costs from related parties	85	13,275
Mr Kenji Narushima [Member]
Related Party Transaction [Line Items]
Other receivable			1,320
Other income from related parties	15	2,400	2,182
Mr Masahide Shigeno [Member]
Related Party Transaction [Line Items]
Other income from related parties	$ 14	¥ 2,200	¥ 2,000